Commitments and Contingencies - Future Minimum Lease Payments (Details) 10Q - LendingClub Corp [Member] $ in Thousands	Mar. 31, 2017 USD ($)
2017	$ 11,242
2018	15,755
2019	15,594
2020	16,534
2021	16,790
Thereafter	41,223
Total	117,138
Operating Leases [Member]
2017	11,500
2018	16,065
2019	15,633
2020	16,534
2021	16,790
Thereafter	41,223
Total	117,745
Sub Leases [Member]
2017	258
2018	310
2019	39
2020
2021
Thereafter
Total	$ 607